November 29, 2011

TOUCHSTONE FUNDS GROUP TRUST

TOUCHSTONE CAPITAL APPRECIATION FUND

TOUCHSTONE EMERGING MARKETS EQUITY FUND

TOUCHSTONE EMERGING MARKETS EQUITY FUND II

TOUCHSTONE GLOBAL EQUITY FUND

TOUCHSTONE GLOBAL REAL ESTATE FUND

TOUCHSTONE INTERNATIONAL FIXED INCOME FUND

TOUCHSTONE LARGE CAP RELATIVE VALUE FUND

TOUCHSTONE MARKET NEUTRAL EQUITY FUND

TOUCHSTONE MID CAP VALUE FUND

TOUCHSTONE SMALL CAP CORE FUND

TOUCHSTONE FOCUSED EQUITY FUND

TOUCHSTONE TOTAL RETURN BOND FUND

TOUCHSTONE MID CAP FUND

TOUCHSTONE PREMIUM YIELD EQUITY FUND

TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND

TOUCHSTONE SHORT DURATION FIXED INCOME FUND

TOUCHSTONE INTERMEDIATE FIXED INCOME FUND

TOUCHSTONE SMALL CAP VALUE FUND

TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND

TOUCHSTONE MERGER ARBITRAGE FUND

Supplement to Prospectus and Statement of Additional Information dated

January 28, 2011, as amended, Prospectus and Statement of Additional Information dated August 1, 2011 (Total Return Bond Fund), Prospectus and Statement of Additional Information dated October 27, 2011 (Ultra Short Duration Fixed Income Fund) and Prospectus and Statement of Additional Information dated August 9, 2011, as amended (Merger Arbitrage Fund)

Change in Service Provider

Effective as of December 5, 2011, BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) will replace JPMorgan Chase Bank, N.A. (“JPMorgan”) as Transfer Agent of the Funds.  BNY Mellon has also replaced JPMorgan as the Funds’ Sub-Administrator and Fund Accountant.  All references to JPMorgan in the Prospectus and Statement of Additional Information will hereby be replaced with BNY Mellon Investment Servicing (US) Inc.

The new mailing address of Touchstone Investments is as follows:

Touchstone Investments

P.O. Box 9878

Providence, RI 02940

Ph: 800.543.0407 • TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*

*A registered broker-dealer and member FINRA and SIPC

A Member of Western & Southern Financial Group

Please retain this Supplement for future reference.

TSF-56-TFGT-S11-1111